Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Commissions, fees and other	$ 2,980	$ 2,708	$ 2,799	$ 2,748	$ 2,897	$ 1,786	$ 1,883	$ 1,891	$ 11,235	$ 8,457	$ 7,521
Fiduciary investment income	14	15	12	11	12	15	15	13	52	55	74
Total revenue	2,994	2,723	2,811	2,759	2,909	1,801	1,898	1,904	11,287	8,512	7,595
Operating income	435	341	434	396	422	263	268	273	1,606	1,226	1,021
Income from continuing operations	280	208	265	253	242	147	184	186	1,006	759	681
Loss from discontinued operations			2	2	(1)		(26)		4	(27)	111
Net income	280	208	267	255	241	147	158	186	1,010	732	792
Less: Net income attributable to noncontrolling interests	3	10	9	9	10	3	5	8	31	26	45
Net income attributable to Aon stockholders	$ 277	$ 198	$ 258	$ 246	$ 231	$ 144	$ 153	$ 178	$ 979	$ 706	$ 747
Basic:
lncome from continuing operations (in dollars per share)	$ 0.84	$ 0.59	$ 0.76	$ 0.72	$ 0.68	$ 0.52	$ 0.64	$ 0.65	$ 2.91	$ 2.50	$ 2.25
Loss from discontinued operations (in dollars per share)	$ 0.01						$ (0.09)		$ 0.01	$ (0.09)	$ 0.39
Net income (in dollars per share)	$ 0.85	$ 0.59	$ 0.76	$ 0.72	$ 0.68	$ 0.52	$ 0.55	$ 0.65	$ 2.92	$ 2.41	$ 2.64
Diluted:
Income from continuing operations (in dollars per share)	$ 0.82	$ 0.59	$ 0.75	$ 0.71	$ 0.67	$ 0.51	$ 0.63	$ 0.63	$ 2.86	$ 2.46	$ 2.19
Loss from discontinued operations (in dollars per share)	$ 0.01						$ (0.09)		$ 0.01	$ (0.09)	$ 0.38
Net income (in dollars per share)	$ 0.83	$ 0.59	$ 0.75	$ 0.71	$ 0.67	$ 0.51	$ 0.54	$ 0.63	$ 2.87	$ 2.37	$ 2.57
COMMON STOCK DATA
Dividends paid per share (in dollars per share)	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.60	$ 0.60	$ 0.60
Price range:
High (in dollars per share)	$ 51.11	$ 52.17	$ 54.58	$ 53.17	$ 46.24	$ 40.08	$ 44.34	$ 43.16	$ 54.58	$ 46.24
Low (in dollars per share)	$ 39.90	$ 39.68	$ 48.66	$ 43.31	$ 38.72	$ 35.10	$ 37.06	$ 37.33	$ 39.68	$ 35.10
Shares outstanding (in shares)	324.4	323.3	326.7	330.5	332.3	270.9	269.7	269.4	324.4	332.3
Average monthly trading volume (in shares)					54.4	80.3	38.7	37.2		52.7